SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 22, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) business_unit segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jan. 01, 2020 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Number of reporting units | business_unit				2
Number of operating segments | segment				1
Cash and cash equivalents		$ 698,386,000	$ 698,386,000	$ 840,913,000	$ 85,688,000		$ 632,694,000	$ 907,530,000
Restricted cash and cash equivalents – current		8,896,000	8,896,000	4,365,000	0		0	10,952,000
Restricted cash and cash equivalents – non-current		0	0	4,000,000	4,144,000		0	4,000,000
Deposits				300,000	0		0
Goodwill impairment				0	0	$ 0
Impairment of indefinite-lived intangible assets				0	0	0
Impairment of long-lived assets held-for-use					0	0
Advertising expense				700,000	2,500,000	200,000
Foreign currency loss				800,000	0	0
Finance lease asset				31,463,000
Finance lease, liability				15,026,000
Accumulated deficit		338,234,000	338,234,000	560,174,000	188,480,000		823,629,000	$ 417,938,000
Common stock issued for investment in affiliates including common stock subject to Put Right		0	0	$ 0	0	0	13,237,000
Trademarks
Restricted Cash and Cash Equivalents Items [Line Items]
Useful life				12 years
Warrant Liability
Restricted Cash and Cash Equivalents Items [Line Items]
Change in estimated fair value				$ 0	(3,339,000)	$ 3,500,000
Mandatorily Redeemable Preferred Stock
Restricted Cash and Cash Equivalents Items [Line Items]
Change in estimated fair value		$ 0	$ (1,300,000)	1,324,000
Cumulative Effect, Period of Adoption, Adjustment
Restricted Cash and Cash Equivalents Items [Line Items]
Finance lease asset									$ 34,800,000
Finance lease, liability									$ 16,000,000.0
Accumulated deficit				800,000
Net Assets				32,400,000
Financing liability				12,800,000
Pinal Land Holdings, LLC
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents – non-current				$ 4,000,000.0	0		$ 0
Minimum | Licenses
Restricted Cash and Cash Equivalents Items [Line Items]
Useful life				5 years
Maximum | Licenses
Restricted Cash and Cash Equivalents Items [Line Items]
Useful life				7 years
Money Market
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents – current				$ 4,100,000
Restricted cash and cash equivalents – non-current					$ 4,100,000
Wabash Valley Resources
Restricted Cash and Cash Equivalents Items [Line Items]
Equity method investment, ownership percentage	20.00%
Sale of stock, price per share (in dollars per share) | $ / shares	$ 14.86
Blackout period	90 days
Exercise period	10 days
Common stock issued for investment in affiliates including common stock subject to Put Right	$ 13,200,000
Wabash Valley Resources | Put Option
Restricted Cash and Cash Equivalents Items [Line Items]
Common stock issued for investment in affiliates including common stock subject to Put Right	$ 3,200,000